Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Revenue [Abstract]
Services and products transferred at a point in time	$ 2,953,382	$ 463,122	$ 5,115,420	$ 464,325	$ 2,803,026
Services and products transferred over time	56,711	522,875	379,877	538,586	1,909,186
Total revenue	$ 3,010,093	$ 985,997	$ 5,495,297	$ 1,002,911	$ 4,712,212